FI - Liabilities measured at fair value (Details 3) - CHF (SFr) SFr in Millions	Dec. 31, 2022	Dec. 31, 2021
Liabilities
Due to banks	SFr 490	SFr 477
Customer deposits	2,464	3,700
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,042	13,213
Obligation to return securities received as collateral	2,978	15,017
Trading liabilities	18,338	27,535
Short-term borrowings	6,783	10,690
Long-term debt	58,721	68,722
Other liabilities	2,300	2,592
Netting impact	(81,800)	(101,800)
Recurring basis
Liabilities
Due to banks	490	477
Customer deposits	2,464	3,700
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,042	13,213
Obligation to return securities received as collateral	2,978	15,017
Trading liabilities	18,338	27,535
Short-term borrowings	6,783	10,690
Long-term debt	58,721	68,722
Other liabilities	2,300	2,592
Netting impact	(81,866)	(100,827)
Total liabilities at fair value	106,116	141,946
Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	11,136	12,500
Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	27,716	30,486
Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	4,689	5,077
Recurring basis | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	7,528	10,702
Recurring basis | Debt securities
Liabilities
Trading liabilities	5,462	7,677
Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	3,422	3,635
Recurring basis | Debt securities | Corporate debt securities
Liabilities
Trading liabilities	2,011	3,955
Recurring basis | Equity securities
Liabilities
Trading liabilities	3,706	9,012
Recurring basis | Short positions
Liabilities
Trading liabilities	9,168	16,689
Recurring basis | Derivative instruments
Liabilities
Trading liabilities	8,945	10,604
Netting impact	(80,022)	(100,522)
Recurring basis | Trading liabilities
Liabilities
Netting impact	(80,022)	(100,522)
Recurring basis | Other
Liabilities
Trading liabilities	225	242
Recurring basis | Other liabilities
Liabilities
Netting impact	(1,844)	(305)
Recurring basis | Level 1
Liabilities
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	2,318	13,848
Trading liabilities	13,131	19,419
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	133	348
Total liabilities at fair value	15,582	33,615
Recurring basis | Level 1 | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	0	0
Recurring basis | Level 1 | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	0	0
Recurring basis | Level 1 | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	0	0
Recurring basis | Level 1 | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	0	0
Recurring basis | Level 1 | Debt securities
Liabilities
Trading liabilities	3,229	2,809
Recurring basis | Level 1 | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	3,150	2,667
Recurring basis | Level 1 | Debt securities | Corporate debt securities
Liabilities
Trading liabilities	53	113
Recurring basis | Level 1 | Equity securities
Liabilities
Trading liabilities	3,328	8,880
Recurring basis | Level 1 | Short positions
Liabilities
Trading liabilities	6,557	11,689
Recurring basis | Level 1 | Derivative instruments
Liabilities
Trading liabilities	6,574	7,730
Recurring basis | Level 1 | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	1,566	776
Recurring basis | Level 1 | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	20	133
Recurring basis | Level 1 | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	0
Recurring basis | Level 1 | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	4,981	6,812
Recurring basis | Level 1 | Derivative instruments | Other derivatives
Liabilities
Trading liabilities	4
Recurring basis | Level 1 | Other
Liabilities
Trading liabilities	0	0
Recurring basis | Level 2
Liabilities
Due to banks	490	477
Customer deposits	2,212	3,306
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,042	13,213
Obligation to return securities received as collateral	660	1,155
Trading liabilities	83,348	105,828
Short-term borrowings	6,330	9,658
Long-term debt	52,014	59,046
Other liabilities	3,808	2,031
Total liabilities at fair value	162,904	194,714
Recurring basis | Level 2 | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	10,697	11,036
Recurring basis | Level 2 | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	23,409	24,168
Recurring basis | Level 2 | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	2,961	3,223
Recurring basis | Level 2 | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	7,528	10,702
Recurring basis | Level 2 | Debt securities
Liabilities
Trading liabilities	2,232	4,865
Recurring basis | Level 2 | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	272	968
Recurring basis | Level 2 | Debt securities | Corporate debt securities
Liabilities
Trading liabilities	1,957	3,839
Recurring basis | Level 2 | Equity securities
Liabilities
Trading liabilities	363	109
Recurring basis | Level 2 | Short positions
Liabilities
Trading liabilities	2,595	4,974
Recurring basis | Level 2 | Derivative instruments
Liabilities
Trading liabilities	80,753	100,854
Recurring basis | Level 2 | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	30,288	44,003
Recurring basis | Level 2 | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	26,176	22,646
Recurring basis | Level 2 | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	3,157
Recurring basis | Level 2 | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	20,731	27,919
Recurring basis | Level 2 | Derivative instruments | Other derivatives
Liabilities
Trading liabilities	211
Recurring basis | Level 2 | Other
Liabilities
Trading liabilities	0	0
Recurring basis | Level 3
Liabilities
Due to banks	0	0
Customer deposits	252	394
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	0	14
Trading liabilities	1,881	2,809
Short-term borrowings	453	1,032
Long-term debt	6,707	9,676
Other liabilities	203	518
Total liabilities at fair value	9,496	14,443
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	439	1,464
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	4,307	6,318
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	1,728	1,854
Recurring basis | Level 3 | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	0	0
Recurring basis | Level 3 | Debt securities
Liabilities
Trading liabilities	1	3
Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	0	0
Recurring basis | Level 3 | Debt securities | Corporate debt securities
Liabilities
Trading liabilities	1	3
Recurring basis | Level 3 | Equity securities
Liabilities
Trading liabilities	15	22
Recurring basis | Level 3 | Short positions
Liabilities
Trading liabilities	16	25
Recurring basis | Level 3 | Derivative instruments
Liabilities
Trading liabilities	1,640	2,542
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	118	26
Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	1	57
Recurring basis | Level 3 | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	242
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	1,083	1,787
Recurring basis | Level 3 | Derivative instruments | Other derivatives
Liabilities
Trading liabilities	196
Recurring basis | Level 3 | Other
Liabilities
Trading liabilities	225	242
Recurring basis | Fair value measured at net asset value per share
Liabilities
Trading liabilities		1
Total liabilities at fair value		1
Recurring basis | Fair value measured at net asset value per share | Equity securities
Liabilities
Trading liabilities		1
Recurring basis | Fair value measured at net asset value per share | Short positions
Liabilities
Trading liabilities		1
Nonrecurring basis
Liabilities
Other liabilities	23	21
Other liabilities of which commitments held-for-sale	23	21
Total liabilities at fair value	23	21
Nonrecurring basis | Level 1
Liabilities
Other liabilities	0	0
Other liabilities of which commitments held-for-sale	0	0
Total liabilities at fair value	0	0
Nonrecurring basis | Level 2
Liabilities
Other liabilities	2	0
Other liabilities of which commitments held-for-sale	2	0
Total liabilities at fair value	2	0
Nonrecurring basis | Level 3
Liabilities
Other liabilities	21	21
Other liabilities of which commitments held-for-sale	21	21
Total liabilities at fair value	21	21
Bank
Liabilities
Due to banks	490	477
Customer deposits	2,464	3,700
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,133	13,307
Obligation to return securities received as collateral	2,978	15,017
Trading liabilities	18,337	27,539
Short-term borrowings	6,783	10,690
Long-term debt	57,919	67,788
Other liabilities	2,286	2,568
Netting impact	(81,800)	(101,800)
Bank | Recurring basis
Liabilities
Due to banks	490	477
Customer deposits	2,464	3,700
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,133	13,307
Obligation to return securities received as collateral	2,978	15,017
Trading liabilities	18,337	27,539
Short-term borrowings	6,783	10,690
Long-term debt	57,919	67,788
Other liabilities	2,286	2,568
Netting impact	(81,870)	(100,864)
Total liabilities at fair value	105,390	141,086
Bank | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	11,136	12,500
Bank | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	27,716	30,486
Bank | Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	4,689	5,077
Bank | Recurring basis | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	7,512	10,708
Bank | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt		7,133
Bank | Recurring basis | Debt securities
Liabilities
Trading liabilities	5,461	7,677
Bank | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	3,422	3,635
Bank | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Trading liabilities	2,011	3,955
Bank | Recurring basis | Equity securities
Liabilities
Trading liabilities	3,706	9,016
Bank | Recurring basis | Short positions
Liabilities
Trading liabilities	9,167	16,693
Bank | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	8,945	10,604
Netting impact	(80,026)	(100,559)
Bank | Recurring basis | Trading liabilities
Liabilities
Netting impact	(80,026)	(100,559)
Bank | Recurring basis | Other
Liabilities
Trading liabilities	225	242
Bank | Recurring basis | Other liabilities
Liabilities
Netting impact	(1,844)	(305)
Bank | Recurring basis | Level 1
Liabilities
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	2,318	13,848
Trading liabilities	13,131	19,423
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	133	348
Total liabilities at fair value	15,582	33,619
Bank | Recurring basis | Level 1 | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	0	0
Bank | Recurring basis | Level 1 | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	0	0
Bank | Recurring basis | Level 1 | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	0	0
Bank | Recurring basis | Level 1 | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	0	0
Bank | Recurring basis | Level 1 | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt		0
Bank | Recurring basis | Level 1 | Debt securities
Liabilities
Trading liabilities	3,228	2,809
Bank | Recurring basis | Level 1 | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	3,150	2,667
Bank | Recurring basis | Level 1 | Debt securities | Corporate debt securities
Liabilities
Trading liabilities	53	113
Bank | Recurring basis | Level 1 | Equity securities
Liabilities
Trading liabilities	3,328	8,884
Bank | Recurring basis | Level 1 | Short positions
Liabilities
Trading liabilities	6,556	11,693
Bank | Recurring basis | Level 1 | Derivative instruments
Liabilities
Trading liabilities	6,575	7,730
Bank | Recurring basis | Level 1 | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	1,566	776
Bank | Recurring basis | Level 1 | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	20	133
Bank | Recurring basis | Level 1 | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	0
Bank | Recurring basis | Level 1 | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	4,981	6,812
Bank | Recurring basis | Level 1 | Derivative instruments | Other derivatives
Liabilities
Trading liabilities	5
Bank | Recurring basis | Level 1 | Other
Liabilities
Trading liabilities	0	0
Bank | Recurring basis | Level 2
Liabilities
Due to banks	490	477
Customer deposits	2,212	3,306
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,133	13,307
Obligation to return securities received as collateral	660	1,155
Trading liabilities	83,351	105,865
Short-term borrowings	6,330	9,658
Long-term debt	51,185	58,112
Other liabilities	3,794	2,008
Total liabilities at fair value	162,155	193,888
Bank | Recurring basis | Level 2 | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	10,697	11,036
Bank | Recurring basis | Level 2 | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	23,409	24,168
Bank | Recurring basis | Level 2 | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	2,961	3,223
Bank | Recurring basis | Level 2 | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	7,484	10,708
Bank | Recurring basis | Level 2 | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt		7,133
Bank | Recurring basis | Level 2 | Debt securities
Liabilities
Trading liabilities	2,232	4,865
Bank | Recurring basis | Level 2 | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	272	968
Bank | Recurring basis | Level 2 | Debt securities | Corporate debt securities
Liabilities
Trading liabilities	1,957	3,839
Bank | Recurring basis | Level 2 | Equity securities
Liabilities
Trading liabilities	363	109
Bank | Recurring basis | Level 2 | Short positions
Liabilities
Trading liabilities	2,595	4,974
Bank | Recurring basis | Level 2 | Derivative instruments
Liabilities
Trading liabilities	80,756	100,891
Bank | Recurring basis | Level 2 | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	30,288	44,039
Bank | Recurring basis | Level 2 | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	26,180	22,646
Bank | Recurring basis | Level 2 | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	3,157
Bank | Recurring basis | Level 2 | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	20,731	27,919
Bank | Recurring basis | Level 2 | Derivative instruments | Other derivatives
Liabilities
Trading liabilities	210
Bank | Recurring basis | Level 2 | Other
Liabilities
Trading liabilities	0	0
Bank | Recurring basis | Level 3
Liabilities
Due to banks	0	0
Customer deposits	252	394
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	0	14
Trading liabilities	1,881	2,809
Short-term borrowings	453	1,032
Long-term debt	6,734	9,676
Other liabilities	203	517
Total liabilities at fair value	9,523	14,442
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	439	1,464
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	4,307	6,318
Bank | Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	1,728	1,854
Bank | Recurring basis | Level 3 | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	28	0
Bank | Recurring basis | Level 3 | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt		0
Bank | Recurring basis | Level 3 | Debt securities
Liabilities
Trading liabilities	1	3
Bank | Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	0	0
Bank | Recurring basis | Level 3 | Debt securities | Corporate debt securities
Liabilities
Trading liabilities	1	3
Bank | Recurring basis | Level 3 | Equity securities
Liabilities
Trading liabilities	15	22
Bank | Recurring basis | Level 3 | Short positions
Liabilities
Trading liabilities	16	25
Bank | Recurring basis | Level 3 | Derivative instruments
Liabilities
Trading liabilities	1,640	2,542
Bank | Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	118	26
Bank | Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	1	57
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	242
Bank | Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	1,083	1,787
Bank | Recurring basis | Level 3 | Derivative instruments | Other derivatives
Liabilities
Trading liabilities	196
Bank | Recurring basis | Level 3 | Other
Liabilities
Trading liabilities	225	242
Bank | Recurring basis | Fair value measured at net asset value per share
Liabilities
Trading liabilities		1
Total liabilities at fair value		1
Bank | Recurring basis | Fair value measured at net asset value per share | Equity securities
Liabilities
Trading liabilities		1
Bank | Recurring basis | Fair value measured at net asset value per share | Short positions
Liabilities
Trading liabilities		1
Bank | Nonrecurring basis
Liabilities
Other liabilities	23	21
Other liabilities of which commitments held-for-sale	23	21
Total liabilities at fair value	23	21
Bank | Nonrecurring basis | Level 1
Liabilities
Other liabilities	0	0
Other liabilities of which commitments held-for-sale	0	0
Total liabilities at fair value	0	0
Bank | Nonrecurring basis | Level 2
Liabilities
Other liabilities	2	0
Other liabilities of which commitments held-for-sale	2	0
Total liabilities at fair value	2	0
Bank | Nonrecurring basis | Level 3
Liabilities
Other liabilities	21	21
Other liabilities of which commitments held-for-sale	21	21
Total liabilities at fair value	SFr 21	SFr 21